Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

11. Income taxes

The following table summarizes the income taxes recognized in profit or loss for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)

Current tax expense	€(792)	€(1,301)	€(5,928)
Deferred tax	19,413	3,104	(3,685)
Income taxes	€18,621	€1,803	€(9,613)

Current tax, consisting of corporate income taxes, and deferred tax income/cost (–) related to subsidiaries of our continuing operations working on a cost plus basis.  The increase in deferred tax income in 2025 as compared to 2024 was primarily due to the reversal of the deferred tax liabilities linked to capitalized intangible assets related to the cell therapy activities, as we recorded an impairment on these intangible assets.

TAXES RECOGNIZED IN PROFIT OR LOSS

For the purpose of the disclosure below corporation tax was calculated at 25% (2024 and 2023: 25%)—which is the tax rate applied in Belgium—on the estimated assessable result for the year. The applied tax rate for other territorial jurisdictions was the tax rate that is applicable in these respective territorial jurisdictions on the estimated taxable result of the year.

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)

Profit/loss (-) before tax	€300,871	€(3,085)	€5,625
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	75,218	(771)	1,406
Tax income (-)/expenses in income statement (effective)	(18,621)	(1,803)	9,613
Difference in tax expense/income to explain	€(93,839)	€(1,032)	€8,207

Effect of tax rates in other jurisdictions	€(2,187)	€(132)	€(94)
Effect of non-taxable income	(3,774)	(5,247)	(6,752)
Effect of share based payment expenses without tax impact	6,092	4,399	9,157
Effect of expenses/income (-) not subject to tax	(891)	52	(5)
Effect of non tax-deductible expenses	3,472	1,117	1,549
Effect of recognition of previously non-recognized deferred tax assets	—	15	(81)
Effect of tax losses (utilized) reversed	(296)	—	(267)
Effect of under or over provision in prior periods	336	13	(722)
Effect of non-recognition of deferred tax assets	(6,986)	(1,338)	34,339
Effect of derecognition of previously recognized deferred tax assets	827	89	1,062
Effect of use of innovation income deduction	(90,432)	—	(29,979)
Total explanations	€(93,839)	€(1,032)	€8,207

Non-taxable income for the years ended December 31, 2025, 2024 and 2023 related to non-taxable grants and tax credits.